Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2020
Summary of Significant Accounting Policies [Abstract]
Subsidiaries included in the consolidation
Company Name	Nature	Effective Ownership Interest	Country of Incorporation	Statements of Operations
				2020	2019
Navios Maritime Containers L.P.	Holding Company	—	Marshall Is.	01/01—06/30	01/01—06/30
Navios Partners Containers Finance Inc.	Sub—Holding Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Navios Partners Containers Inc.	Sub—Holding Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Olympia II Navigation Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Pingel Navigation Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Ebba Navigation Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Clan Navigation Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Sui An Navigation Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Bertyl Ventures Co.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Silvanus Marine Company	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Anthimar Marine Inc.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Enplo Shipping Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Morven Chartering Inc.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Rodman Maritime Corp.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Isolde Shipping Inc.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Velour Management Corp.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Evian Shiptrade Ltd.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Boheme Navigation Company	Sub—Holding Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Theros Ventures Limited	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Legato Shipholding Inc.	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Inastros Maritime Corp.	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Zoner Shiptrade S.A.	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Jasmer Shipholding Ltd.	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Thetida Marine Co.	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Jaspero Shiptrade S.A.	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Peran Maritime Inc.	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Nefeli Navigation S.A.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Fairy Shipping Corporation	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Limestone Shipping Corporation	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Crayon Shipping Ltd	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Chernava Marine Corp.	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Proteus Shiptrade S.A	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Vythos Marine Corp.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Iliada Shipping S.A.	Operating Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Vinetree Marine Company	Operating Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Afros Maritime Inc.	Operating Company	100%	Marshall Is.	01/01—06/30	01/01—06/30

(1) Currently, vessel-operating company under the sale and leaseback transactions.